Transactions and Balances with Related Parties	12 Months Ended
Dec. 31, 2019
Disclosure of transactions between related parties [text block] [Abstract]
Disclosure of transactions between related parties [text block]

NOTE 16 - TRANSACTIONS AND BALANCES WITH RELATED PARTIES

“Related Parties” – As defined in IAS 24 – ‘Related Party Disclosures” (hereinafter- “IAS 24”)

Key management personnel of the Company - included together with other entities, in the said definition of “Related Parties” mentioned in IAS 24, include some members of senior management.

a.	Transactions with related parties:

1):

	Year ended on December 31,
	2019	2018	2017
	USD in thousands
Benefits to related parties:
Payroll and related expenses to related parties employed by the Company* (2019: 2 recipients; 2018 and 2017: 1 recipients)	389	621	478
Compensation to directors (2019:5 recipients, 2018:8 recipients, 2017: 3 recipients) **	326	131	71

Directors’ and Officers’ insurance	158	91	71
Consultant services (see 4g and 4e below)	404	-	-

*	Includes granted options benefit aggregated to USD 61 thousand, USD 24 thousand and USD 11 thousand for the years ended December 31, 2019, 2018 and 2017, respectively. As for the method used to determine the said value and the assumptions used in calculation thereof, see Note 13c.
**	Includes granted options benefit aggregated to USD 126 thousand, USD 47 thousand and USD 11 thousand for the years ended December 31, 2019, 2018 and 2017, respectively. As for the method used to determine the said value and the assumptions used in calculation thereof, see Note 13c.

2)	Compensation to key management personnel

The compensation to key management personnel for employment services they provide to the Company is as follows:

	Year ended on December 31,
	2019	2018	2017
	USD in thousands
For employment services:
Payroll and other short-term benefits	328*	597**	467***
Share based payments	61	24	11
	389	621	478

*	Including provision for bonus of approximately USD 46 thousand.

**	Including provision for bonus of approximately USD 88 thousand and provision for termination of employment of approximately USD 158 thousand.

***	Including provision for bonus of approximately USD 56 thousand.

3)	Indemnification, exemption and insurance for directors and officers of the Company

a.	The Company provides its directors and officers with an obligation for indemnification and exemption.

b.	The Company has a directors and officers’ liability insurance policy covering all Company’s directors and officers. The Company currently has directors’ and officers’ liability insurance providing total coverage of $8 million for the benefit of all of our directors and officers, in respect of which the Company is charged a twelve-month premium of $410 thousand, and which includes a deductible of up to $250,000 per claim, other than securities related claims filed in the U.S. or Canada, for which the deductible shall not exceed $1,500,000. The policy should be approved by the Company’s shareholders.

4) Transactions

a.	On May 30, 2019, ScoutCam Ltd. entered into an intercompany agreement with Medigus (the “Intercompany Agreement”) according to which ScoutCam Ltd. agreed to hire and retain certain services from Medigus. The agreed upon services provided under the Intercompany Agreement included: (1) lease of office space and clean room based on actual space utilized by ScoutCam Ltd. and in shared spaces according to employee ratio; (2) utilities such as electricity water, IT and communication services based on employee ratio; (3) car services, including car rental, gas usage, payment for toll roads based on 100% of expense incurred from a ScoutCam Ltd. employee car; (4) external accountant services at a price of USD 6,000 per annum; (5) directors and officers insurance at a sum of 1/3 of Parent company cost; (6) CFO services at a sum of 50% of Parent company CFO employer cost; (7) every direct expense of ScoutCam Ltd. that is paid by the Parent company in its entirety subject to approval of such direct expenses in advance; and (8) any other mutual expense that is borne by the parties according to the Respective portion of the Mutual Expense.

In addition, ScoutCam Ltd.’s employees provide support services to Medigus.

b.	On June 3, 2019, the Company executed a capital contribution on account of additional paid in capital into ScoutCam Ltd. of an aggregate amount of USD 720 thousand.

c.	On August 27, 2019, the Company provided ScoutCam Ltd. with a line of credit in the aggregate amount of USD 500 thousand and, in exchange, ScoutCam Ltd. agreed to grant the Company a capital note that will bear an annual interest rate of 4%. The repayment of the credit line amount shall be spread over one year in monthly payments beginning January 2020.

d.	On July 31, 2019, ScoutCam Ltd. and Prof. Benad Goldwasser entered into a consulting agreement, whereby Prof. Goldwasser agreed to serve as chairman of the board of directors of ScoutCam Ltd., effective retroactively to March 1, 2019, in consideration for, inter alia, a monthly fee of $10,000 and options representing 5% of our fully-diluted share capital as of the Closing Date (see note 16(a)(4)(f)).

e.	During December 2019, ScoutCam entered into a consulting agreement with Shrem Zilberman Group Ltd. (the “Consultant”) in the amount of USD 165 thousand. A director of ScoutCam is related to one of the Consultant’s shareholders.

In addition, the Consultant will be entitled to receive the amount representing 3% of any exercise price of each Warrant A or Warrant B that may be exercised in the future (see note 4). In the event the total proceeds received as a result of exercise of Warrants will be less than $2 million at the time of their expiration, the Consultant will be required to invest $250,000 in ScoutCam Inc.

f.	On February 12, 2020, ScoutCam’s Inc. Board of Directors authorized the allotment of options to purchase 2,235,691 shares of Common Stock to Professor Benad Goldwasser, ScoutCam’s Inc. Chairman of the Board, and options to purchase 1,865,346 shares of Common Stock to certain officers of ScoutCam Inc. Each option is convertible into one share of common stock of ScoutCam Inc. of $0.001 par value at an exercise price of $0.29. See note 19c.

g.	On May 1, 2019, we entered into a consulting agreement with L.I.A Pure Capital Ltd. or Pure Capital, a company owned by Kfir Zilberman for the provision of business development and strategic consulting services, including ongoing consulting to the company, its management and its chief executive officer in the fields of M&A and investment activities. In consideration for its services, Pure Capital is entitled to a monthly fee of NIS 40,000 (approximately $11,500), a finder’s fee of 5% of any investment of equity or debt introduced by him to the company and reimbursement of expenses of up to $1,000 per month. As part of Algomizer investment Pure capital received a finder fee in the amount of USD 125 thousand.

b.	Balances with related parties:

	December 31,
	2019	2018
	USD in thousands
Current liabilities, presented in the balance sheets among “accrued compensation expenses”:
Directors fee	36	25
Consultant services	204	-
Payroll, provision for bonus and for termination of employment	52	246
	292	271

c.	As to options granted to related parties, see Note 13c.